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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

                               September 7, 2007
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MetLife of CT Fund UL for Variable Life Insurance File No. 811-03927
    MetLife of CT Fund UL II for Variable Life Insurance File No. 811-07411

Commissioners:

   Semi-annual reports dated June 30, 2007 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the MetLife of CT Fund UL for Variable Life Insurance of MetLife Insurance Company of Connecticut and MetLife of CT Fund UL II for Variable Life Insurance of MetLife Life and Annuity Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

The Semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-annual reports for certain portfolios of Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001046292, File No. 811-08361.

The Semi-annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-annual reports for certain series of Legg Mason Partners Variable Equity Trust (formerly Legg Mason Partners Variable Portfolios IV) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No. 811-21128.

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The Semi-annual reports for certain series of Legg Mason Partners Variable
Income Trust (formerly Legg Mason Partners Variable Portfolios II) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of MetLife Investment Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896629, File No. 811-07450.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-annual reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-annual reports for certain series of The Merger Fund VL are incorporated by reference as filed on Form N-CSRS, CIK No. 0001208133, File No. 811-21279.

The Semi-annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The Semi-annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000857490, File No. 811-05962.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511 and Variable Insurance Products Fund III, CIK No. 0000927384, File No. 811-07205.

                                                  Sincerely,

                                                  /s/ John E. Connolly, Jr.
                                                  ------------------------------
                                                  John E. Connolly, Jr.